Financial and capital risk management - Financial instruments, except for accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 17,293	$ 22,632
Revolving credit facilities
Disclosure of external credit grades [line items]
Notional amount	5,000
Revolving credit facilities due 2024
Disclosure of external credit grades [line items]
Notional amount	3,000
Revolving Credit facilities Due March 2026
Disclosure of external credit grades [line items]
Notional amount	2,000
Cash And Cash Equivalents Current [Member ]
Disclosure of external credit grades [line items]
Financial assets	11,721	13,487
Short-term investments
Disclosure of external credit grades [line items]
Financial assets	184	771
Restricted cash
Disclosure of external credit grades [line items]
Financial assets	117	38
Judicial deposits
Disclosure of external credit grades [line items]
Financial assets	1,220	1,268
Derivative financial instruments
Disclosure of external credit grades [line items]
Financial assets	131	200
Investments in equity securities
Disclosure of external credit grades [line items]
Financial assets	6	757
Related Parties Noncurrent [Member]
Disclosure of external credit grades [line items]
Financial assets		1,118
Financial instruments, except for accounts receivable
Disclosure of external credit grades [line items]
Financial assets	$ 13,379	$ 17,639